Segmental analysis - Capital expenditure (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	£ 44,997	£ 40,752	£ 40,748
Capital expenditure	4,321	4,074	3,735
Depreciation, amortisation and impairment	(1,735)	(1,530)	(1,481)
Property, plant and equipment
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	43,913	39,853	39,825
Capital expenditure	4,015	3,901	3,507
Depreciation, amortisation and impairment	(1,560)	(1,392)	(1,348)
Non-current intangible assets
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	1,084	899	923
Capital expenditure	306	173	228
Depreciation, amortisation and impairment	(175)	(138)	(133)
UK
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	19,343	18,772	18,102
Capital expenditure	1,584	1,527	1,357
Depreciation, amortisation and impairment	(931)	(804)	(753)
US
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	25,654	21,980	22,646
Capital expenditure	2,737	2,547	2,378
Depreciation, amortisation and impairment	(804)	(726)	(728)
NG Ventures
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	1,635	1,454	1,432
Capital expenditure	317	186	98
Depreciation, amortisation and impairment	(114)	(143)	(143)
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	13,288	13,028	12,515
Capital expenditure	925	999	1,027
Depreciation, amortisation and impairment	(628)	(475)	(421)
Operating segments | UK Gas Transmission
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	4,412	4,280	4,165
Capital expenditure	308	310	214
Depreciation, amortisation and impairment	(181)	(194)	(186)
Operating segments | US Regulated
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	24,542	20,953	21,638
Capital expenditure	2,650	2,424	2,247
Depreciation, amortisation and impairment	(700)	(635)	(642)
Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	2,755	2,491	2,430
Capital expenditure	438	341	247
Depreciation, amortisation and impairment	£ (226)	£ (226)	£ (232)